UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA     10/30/2012
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01  28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 204

Form 13F Information Table Value Total:  $172,386 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01  28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 09/30/12
                                                               VALUE  SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Aar Corp                             COM	    000361105	 128 	7,800  SH	 SOLE		        7,800
Abbott Laboratories                  COM	    002824100  2,441   35,604  SH	 SOLE		       35,604
Aberdeen Asia-Pacific Income Fund    COM	    003009107	 266   34,150  SH	 SHARED		       26,150  8,000
Aberdeen Aust Equity Fund	     COM	    003011103	  17 	1,600  SH	 SOLE		        1,600
Adams Express Company                COM	    006212104	 237   20,917  SH	 SHARED		          635 20,282
Agco Corp                            COM	    001084102	   8  	  160  SH	 SOLE		          160
Alcoa Inc                            COM	    013817101	   7 	  824  SH	 SOLE		          824
Alexander & Baldwin Inc              COM            014491104  1,838   62,253  SH        SOLE                  62,253
Alkermes Inc                         SHS	    G01767105 	  10 	  500  SH	 SOLE		          500
Alliancebernstein Income Fund        COM	    01881E101	 209   24,145  SH	 SOLE		       24,145
Amarin Corporation PLC               ADR	    023111206	  16    1,300  SH	 SOLE		        1,300
American International Group Inc     COM NEW	    026874784	  52 	1,600  SH	 SOLE		        1,600
American Vanguard Corp               COM	    030371108	   0 	    8  SH	 SOLE		            8
Amicus Therapeutics Inc              COM	    03152W109 	   4 	  700  SH	 SOLE		          700
Andersons, Inc.                      COM	    034164103  1,494   39,682  SH	 SOLE		       39,682
Annaly Mtg Mgmt Inc                  COM	    035710409	   2 	  100  SH	 SOLE		          100
Apartment Investment & Management Co CL A           03748R101      2       60  SH        SOLE                      60
Apple Inc                            COM	    037833100	 504 	  756  SH	 SOLE		          756
Archer Daniels Midland Co            COM	    039483102  3,487  128,283  SH	 SHARED		      121,883  6,400
Array Biopharma Inc                  COM	    04269X105 	  18    3,000  SH	 SOLE		        3,000
Avista Corp                          COM	    05379B107 	 249    9,685  SH	 SOLE		        9,685
Barrick Gold Corp                    COM	    067901108  1,185   28,388  SH	 SOLE		       28,388
Becton Dickinson Co                  COM	    075887109  1,907   24,280  SH	 SOLE		       24,280
Bed Bath & Beyond Inc                COM            075896100     44      700  SH        SOLE                     700
Berkshire Hathaway Inc - B           CL B NEW	    084670702	  16 	  180  SH	 SOLE		          180
BHP Billiton Ltd ADR                 ADR	    088606108  2,228   32,470  SH	 SHARED		       29,670  2,800
Big Lots Inc                         COM	    089302103	 138    4,665  SH	 SOLE		        4,665
Biomarin Pharmaceutical Inc          COM	    09061G101 	  16 	  400  SH	 SOLE		          400
Blackstone Group LP                  COM UNIT LTD   09253U108 	 120 	8,400  SH	 SOLE		        8,400
Boardwalk Pipeline Partners LP       UT LTD PRTNR   096627104  2,718   97,425  SH	 SOLE		       97,425
Boeing Co                            COM	    097023105	 115    1,650  SH	 SOLE		        1,650
BP PLC                               ADR	    055622104	 622   14,692  SH	 SOLE		       14,692
Bristol Myers Squibb Co              COM	    110122108	 128 	3,800  SH	 SOLE		        3,800
Broadcom Corp Cl A                   CL A	    111320107	  90 	2,600  SH	 SOLE		        2,600
Bunge Limited                        COM	    G16962105 	  71 	1,065  SH	 SOLE		        1,065
California Water Service Group       COM	    130788102	 836   44,805  SH	 SOLE		       44,805
Canadian National Railway Co         COM  	    136375102	   1 	   15  SH	 SOLE		           15
Canadian Natural Resources Ltd       COM 	    136385101	   1 	   35  SH	 SOLE		           35
Canadian Pacific Railway Ltd         COM	    13645T100  4,157   50,146  SH	 SOLE		       50,146
Celldex Therapeutics, Inc.           COM	    15117B103 	  24    3,739  SH	 SOLE		        3,739
Cenovus Energy Inc                   COM	    15135U109  4,213  120,903  SH	 SHARED		      112,903  8,000
Central Fund of Canada Ltd           CL A	    153501101	  60    2,530  SH	 SOLE		        2,530
Chemocentryx Inc                     COM	    16383L106 	   7 	  600  SH	 SOLE		          600
Chevron Corp                         COM	    166764100	 104 	  896  SH	 SOLE		          896
Chico's FAS Inc                      COM	    168615102	   4 	  230  SH	 SOLE		          230
Church & Dwight Co                   COM            171340102  3,375   62,520  SH        SOLE                  62,520
Cisco Systems Inc                    COM	    17275R102  4,410  230,950  SH	 SHARED		      224,250  6,700
Coca Cola Co                         COM	    191216100	 207    5,450  SH	 SOLE		        5,450
Companhia Siderurgica Nacional       ADR	    20440W105  	   2 	  300  SH	 SOLE		          300
Compass Minerals International Inc.  COM	    20451N101 	   4 	   50  SH	 SOLE		           50
ConocoPhillips                       COM	    20825C104  1,291   22,570  SH	 SOLE		       22,570
Consolidated-Tomoka Land Co          COM	    210226106	 560   17,040  SH	 SOLE		       17,040
CVS Caremark Corp                    COM	    126650100	  87    1,800  SH	 SOLE		        1,800
Cytokinetics Inc                     COM	    23282W100 	   0 	  200  SH	 SOLE		          200
Derma Sciences Inc                   COM PAR $.01   249827502	  42 	4,000  SH	 SOLE		        4,000
Devon Energy Corp                    COM	    25179M103 	 112    1,850  SH	 SOLE		        1,850
Diageo Plc                           ADR	    25243Q205 	  11 	  100  SH	 SOLE		          100
DirecTV                              COM CL A	    25490A101 	 105 	2,000  SH	 SOLE		        2,000
Dollar Gen Corp                      COM	    256677105	  52 	1,000  SH	 SOLE		        1,000
Eaton Corp                           COM	    278058102	  99 	2,100  SH	 SOLE		        2,100
Ebay Inc Com                         COM	    278642103	  82 	1,700  SH	 SOLE		        1,700
Ecopetrol SA ADR	             ADS	    279158109	  44 	  750  SH	 SOLE		          750
Edison International                 COM	    281020107	  91 	2,000  SH	 SOLE		        2,000
Edwards Lifesciences                 COM	    28176E108	  21 	  200  SH	 SOLE		          200
EI du Pont de Nemours & Co           COM            263534109  1,646   32,735  SH        SOLE                  32,735
EMC Corp                             COM	    268648102	 109    4,000  SH	 SOLE		        4,000
Emerson Electric Co                  COM	    291011104	  68 	1,400  SH	 SOLE		        1,400
EnCana Corp                          COM	    292505104  4,696  214,218  SH	 SHARED		      204,218 10,000
Endocyte Inc                         COM	    29269A102 	  15    1,500  SH	 SOLE		        1,500
Energy Transfer Partners Lp          UNIT LTD PARTN 29273R109 	 106 	2,500  SH	 SOLE		        2,500
Exelis Inc                           COM	    30162A108 	  49    4,715  SH	 SOLE		        4,715
Exelon Corp                          COM	    30161N101 	 592   16,630  SH	 SOLE		       16,630
Express Scripts Inc                  COM	    30219G108	  17 	  277  SH	 SOLE		          277
Exxon Mobil Corp                     COM	    30231G102  3,206   35,052  SH	 SOLE		       35,052
Ezcorp Inc Cl A Non Vtg              CL A NON VTG   302301106	 277   12,075  SH	 SOLE		       12,075
Facebook Inc                         CL A	    30303M102 	   4 	  200  SH	 SOLE		          200
First Republic Bank San Francisco    COM	    33616C100 	  17 	  500  SH	 SOLE		          500
FirstEnergy Corp                     COM	    337932107	   9 	  215  SH	 SOLE		          215
Freeport-McMoRan Copper & Gold Inc   COM            35671D857  3,333   84,215  SH        SOLE                  84,215
FreightCar America Inc               COM	    357023100	 485   27,260  SH	 SOLE		       27,260
General Electric Co                  COM	    369604103	 132    5,830  SH	 SOLE		        5,830
GlaxoSmithKline Plc ADR              ADR	    37733W105 	 731   15,810  SH	 SOLE		       15,810
Globus Med Inc Cl A New              CL A	    379577208	  14   	  800  SH	 SOLE		          800
Gol Linhas Aere SA ADR               ADR	    38045R107 	   2 	  300  SH	 SOLE		          300
Goldcorp Inc                         COM	    380956409  4,323   94,280  SH	 SOLE		       94,280
Google Inc                           CL A	    38259P508 	 179 	  237  SH	 SOLE		          237
Gorman Rupp Co                       COM	    383082104	   6 	  206  SH	 SOLE		          206
Government Pptys Income              COM	    38376A103  1,466   62,660  SH	 SOLE		       62,660
Graftech Intl Ltd                    COM	    384313102	  72 	8,000  SH	 SOLE		        8,000
Hess Corporation                     COM	    42809H107 	  27 	  500  SH	 SOLE		          500
Home Depot Inc                       COM	    437076102	  69 	1,150  SH	 SOLE		        1,150
Honeywell International Inc          COM	    438516106	  75 	1,255  SH	 SOLE		        1,255
Hyperion Therapeutics Inc            COM	    44915N101 	   5 	  500  SH	 SOLE		          500
Imperial Oil Ltd                     COM NEW	    453038408  4,234   91,973  SH	 SHARED		       87,073  4,900
Intel Corp                           COM	    458140100  3,969  175,173  SH	 SHARED		      171,673  3,500
Intl Business Mach                   COM	    459200101	  62 	  300  SH	 SOLE		          300
iShares COMEX Gold Trust             ETF	    464285105	 614   35,530  SH	 SHARED		          130 35,400
iShares Lehman 1-3Yr Treasury Fund   ETF	    464287457	  60 	  714  SH	 SOLE		          714
Ishares MSCI Japan Index             CALL	    464286908	 183   20,000 	   CALL  SOLE		       20,000
iShares MSCI Switzerland Index       ETF	    464286749	 859   34,925  SH	 SOLE		       34,925
iShares S&P NA Natural Resources Ix  ETF            464287374      1       30  SH        SOLE                      30
iShares Silver Trust                 ETF	    46428Q109 	  28 	  850  SH	 SOLE		          850
J2 Global Inc                        COM	    48123V102  1,046   31,874  SH	 SOLE		       31,874
JP Morgan Chase & Co                 COM            46625H100    121    3,000  SH        SOLE                   3,000
Kellogg Co                           COM	    487836108	   5 	  100  SH	 SOLE		          100
Keycorp New                          COM	    493267108	  39 	4,500  SH	 SOLE		        4,500
Kimberly Clark Corp	             COM	    494368103	 137 	1,600  SH	 SHARED		            -  1,600
Kimco Realty Corp                    COM	    49446R109 	  10 	  480  SH	 SOLE		          480
Kraft Foods Inc                      CL A	    50075N104 	  54 	1,300  SH	 SOLE		        1,300
Lam Research Corp                    COM	    512807108	  81 	2,550  SH	 SOLE		        2,550
Leucadia National Corp               COM	    527288104	 131 	5,775  SH	 SOLE		        5,775
Liberty Global Inc - A               COM SER A	    530555101	  24 	  400  SH	 SOLE		          400
Liberty Global Inc - C               COM SER C	    530555309	  23 	  400  SH	 SOLE		          400
Liberty Interactive Corp 	     RIGHT	    53071M112 	   9 	  700  SH	 SOLE		          700
Liberty Interactive Corp             LBT VENT COM A 53071M880 	  25 	  500  SH	 SOLE		          500
Liberty Interactive Corp             INT COM SER A  53071M104 	  37 	2,000  SH	 SOLE		        2,000
Liberty Media Corp                   LIB CAP COM A  530322106	 104 	1,000  SH	 SOLE		        1,000
Linn Energy LLC                      UNIT LTD	    536020100    802   19,441  SH	 SOLE		       19,441
Madden Steven Ltd                    COM	    556269108	   1 	   25  SH	 SOLE		           25
Mako Surgical Corp                   COM	    560879108	   3 	  200  SH	 SOLE		          200
MannKind Corp                        COM	    56400P201 	   2 	  590  SH	 SOLE		          590
Market Vectors Gold Miners           CALL	    57060U900	 403 	7,500 	   CALL	 SOLE		        7,500
Market Vectors Gold Miners           ETF            57060U100 11,100  206,745  SH        SHARED               204,609  2,136
Matson Inc                           COM	    57686G105  1,302   62,253  SH	 SOLE		       62,253
McDonald's Corp                      COM	    580135101	 321    3,496  SH	 SOLE		        3,496
Medivation Inc.                      COM	    58501N101 	  23 	  400  SH	 SOLE		          400
Medtronic Corp	                     COM	    585055106	 216 	5,000  SH	 SHARED		        2,500  2,500
Merck & Co Inc                       COM            58933Y105     21      473  SH        SOLE                     473
Mfs Multimarket                      SH BEN INT	    552737108	  79   10,750  SH	 SOLE		       10,750
Microsoft Corp                       COM	    594918104	  72    2,429  SH	 SOLE		        2,429
Mosaic Co                            COM	    61945C103 	  15 	  255  SH	 SOLE		          255
Nanosphere Inc                       COM	    63009F105 	   7 	2,000  SH	 SOLE		        2,000
National-Oilwell Varco Inc           COM	    637071101  3,127   39,035  SH	 SOLE		       39,035
Navidea Biopharmaceuticals, Inc      COM	    63937X103 	   1 	  500  SH	 SOLE		          500
Newmont Mining Corp                  COM	    651639106  4,682   83,580  SH	 SOLE		       83,580
NextEra Energy Inc                   COM	    65339F101  2,742   38,989  SH	 SHARED		       36,869  2,120
Nike Inc                             CL B	    654106103	  57 	  600  SH	 SOLE		          600
Norfolk Southern Corp                COM	    655844108  2,446   38,447  SH	 SOLE		       38,447
Novartis AG ADR                      ADR	    66987V109  3,262   53,250  SH	 SOLE		       53,250
Nps Pharmaceuticals                  COM	    62936P103 	   5 	  500  SH	 SOLE		          500
Nuveen Municipal Value Fund          COM	    670928100  2,204  211,541  SH	 SHARED		      190,341 21,200
Orbital Sciences Corp                COM	    685564106	  13 	  865  SH	 SOLE		          865
Pan American Silver Corp             COM	    697900108	  43    2,000  SH	 SOLE		        2,000
Pepco Hldgs Inc Com                  COM	    713291102  1,915  101,335  SH	 SOLE		      101,335
PepsiCo Inc                          COM	    713448108  2,243   31,690  SH	 SHARED		       28,490  3,200
Petroleo Brasileiro SA               ADR	    71654V408 	   7 	  300  SH	 SOLE		          300
Pfizer Inc                           COM	    717081103	 748   30,085  SH	 SOLE		       30,085
Phillips 66	                     COM	    718546104	  21 	  450  SH	 SOLE		          450
Pimco Etf TRUST Total Return         ETF	    72201R775 	 477    4,385  SH	 SOLE		        4,385
Pinnacle West Capital Corp           COM	    723484101  2,018   38,220  SH	 SOLE		       38,220
Plum Creek Timber Company Inc        COM	    729251108  2,284   52,102  SH	 SHARED		       42,982  9,120
Potash Corp Of Saskatchewan Inc      COM	    73755L107 	 755   17,385  SH	 SOLE		       17,385
Potlatch Corp                        COM	    737630103  5,488  146,859  SH	 SHARED		      135,359 11,500
Ppl Corp                             COM	    69351T106 	  56    1,935  SH	 SOLE		        1,935
Primoris Services Corporation        COM	    74164F103 	  33 	2,500  SH	 SOLE		        2,500
Raptor Pharmaceutical Corp           COM	    75382F106 	   6 	1,000  SH	 SOLE		        1,000
Rayonier Inc                         COM	    754907103  3,029   61,812  SH	 SOLE		       61,812
Reliance Steel & Aluminum Co         COM            759509102     26      500  SH        SOLE                     500
Royal Dutch Shell                    ADR A	    780259206	  85    1,225  SH	 SOLE		        1,225
Royal Dutch Shell Plc ADR            ADR B	    780259107	 763   10,705  SH	 SHARED		        7,405  3,300
SAIC Inc                             COM	    78390X101 	  14    1,194  SH	 SOLE		        1,194
Sanofi-Aventis SA ADR                ADR	    80105N105 	 401 	9,315  SH	 SOLE		        9,315
Sarepta Therapeutics Inc             COM	    803607100	   9 	  600  SH	 SOLE		          600
Schlumberger Limited                 COM	    806857108	 116    1,600  SH	 SOLE		        1,600
Scotts Miracle-Gro Co                CL A	    810186106	 113    2,590  SH	 SOLE		        2,590
Seaboard Corp                        COM	    811543107	 199 	   88  SH	 SOLE		           88
Sempra Energy                        COM	    816851109  1,636   25,365  SH	 SOLE		       25,365
Sensient Techonologies Corp	     COM	    81725T100	 239    6,500  SH	 SHARED		            -  6,500
Sirius XM Radio Inc                  COM	    82967N108 	   9    3,500  SH	 SOLE		        3,500
SPDR Gold Trust                      GOLD SHS	    78463V107	 559    3,250  SH	 SHARED		          300  2,950
Spdr Index Shs Fds Euro Stoxx 50     ETF            78463X202  6,184  199,305  SH	 SOLE		      199,305
SPDR S&P Intl Dividend ETF           ETF            78463X772      7      155  SH        SOLE                     155
Spectra Energy Corp                  COM	    847560109  2,320   79,010  SH	 SOLE		       79,010
Spirit Aerosystems Inc               COM CL A	    848574109	  11 	  505  SH	 SOLE		          505
Staples Inc                          COM	    855030102	   6 	  540  SH	 SOLE		          540
Starbucks Corp Com                   COM	    855244109	  61 	1,200  SH	 SOLE		        1,200
Sunshine Heart Inc                   COM	    86782U106 	   8 	1,000  SH	 SOLE		        1,000
Suntrust Banks Inc                   COM	    867914103  3,035  107,350  SH	 SOLE		      107,350
Syngenta	                     ADR	    87160A100	 138    1,850  SH	 SHARED		            -  1,850
Sysco Corp                           COM	    871829107  3,233  103,380  SH	 SOLE		      103,380
Target Corp                          COM	    87612E106	  96    1,515  SH	 SOLE		        1,515
Teck Resources Limited               CL B	    878742204	 279 	9,460  SH	 SOLE		        9,460
TECO Energy Inc                      COM	    872375100  4,297  242,235  SH	 SOLE		      242,235
Teva Pharmaceutical                  ADR	    881624209	  18 	  425  SH	 SOLE		          425
Texas Pacific Land Trust             SUB CTF PROP   882610108	  30 	  545  SH	 SOLE		          545
THQ Inc                              COM NEW	    872443403	   0 	  100  SH	 SOLE		          100
Tootsie Roll Industries              COM	    890516107	 186    6,911  SH	 SOLE		        6,911
Total SA                             SPONSORED ADR  89151E109  1,263   25,210  SH	 SHARED		       21,510  3,700
Union Pacific Corp                   COM	    907818108	  82 	  690  SH	 SOLE		          690
Unitedhealth Group Inc               COM	    91324P102  1,137   20,520  SH	 SOLE		       20,520
US SPDR S&P Dividend ETF             ETF            78464A763     24      405  SH        SOLE                     405
Vale SA ADR                          ADR	    91912E105	  64 	3,550  SH	 SOLE		        3,550
Vanguard Value ETF                   ETF	    922908744	   3 	   50  SH	 SOLE		           50
Verizon Communications               COM	    92343V104  5,995  131,556  SH	 SOLE		      131,556
Vertex Pharmaceuticals Inc           COM	    92532F100 	  28 	  500  SH	 SOLE		          500
Vodafone Group Plc                   ADR	    92857W209  6,476  227,228  SH	 SOLE		      227,228
Walgreen Co                          COM	    931422109  1,014   27,820  SH	 SOLE		       27,820
Walt Disney Co                       COM DISNEY	    254687106	 179    3,425  SH	 SOLE		        3,425
Washington Real                      SH BEN INT	    939653101	 305   11,354  SH	 SOLE		       11,354
Wells Fargo & Company                COM            949746101    117    3,400  SH        SOLE                   3,400
Western Union Co                     COM	    959802109  1,342   73,635  SH	 SHARED		       67,745  5,890
Weyerhaeuser Co                      COM	    962166104  4,152  158,823  SH	 SOLE		      158,823
Xylem Inc                            COM	    98419M100 	 119    4,715  SH	 SOLE		        4,715
Ym Biosciences Inc                   COM	    984238105	   4 	2,000  SH	 SOLE		        2,000